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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-00242

                            Natixis Funds Trust II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (617) 449-2810

                     Date of fiscal year end: December 31

                 Date of reporting period: September 30, 2007

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ITEM 1 SCHEDULE OF INVESTMENTS

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      Harris Associates Large Cap Value Fund -- Portfolio of Investments

Investments as of September 30, 2007 (Unaudited)

Shares        Description                                         Value (+)
------        -----------                                       ------------
Common Stocks -- 95.6% of Net Assets

              Aerospace & Defense -- 2.3%
     90,800   Raytheon Co.                                      $  5,794,856
                                                                ------------
              Athletic Footwear -- 2.0%
     83,400   NIKE, Inc., Class B                                  4,892,244
                                                                ------------
              Banks -- 4.2%
    235,700   Bank of New York Mellon Corp.                       10,403,798
                                                                ------------
              Beverages -- 2.2%
     51,400   Coca-Cola Co. (The)                                  2,953,958
     29,800   Diageo PLC, Sponsored ADR                            2,614,354
                                                                ------------
                                                                   5,568,312
                                                                ------------
              Chemicals -- 1.9%
    108,600   Dow Chemical Co. (The)                               4,676,316
                                                                ------------
              Computers -- 10.8%
    405,000   Dell, Inc.(b)                                       11,178,000
    232,300   Hewlett-Packard Co.                                 11,566,217
    755,900   Sun Microsystems, Inc.(b)(c)                         4,240,599
                                                                ------------
                                                                  26,984,816
                                                                ------------
              Diversified Financial Services -- 13.9%
    116,900   American Express Co.                                 6,940,353
     98,000   Capital One Financial Corp.                          6,510,140
     92,000   Citigroup, Inc.                                      4,293,640
     49,550   Discover Financial Services                          1,030,640
    189,000   JPMorgan Chase & Co.                                 8,659,980
    118,000   Morgan Stanley                                       7,434,000
                                                                ------------
                                                                  34,868,753
                                                                ------------
              Health Care - Products -- 2.8%
     30,300   Covidien, Ltd.                                       1,257,450
     99,300   Medtronic, Inc.                                      5,601,513
                                                                ------------
                                                                   6,858,963
                                                                ------------
              Home Builders -- 1.1%
     70,900   Lennar Corp., Class A(c)                             1,605,885
     87,200   Pulte Homes, Inc.(c)                                 1,186,792
                                                                ------------
                                                                   2,792,677
                                                                ------------
              Household Products & Wares -- 1.8%
     55,900   Fortune Brands, Inc.                                 4,555,291
                                                                ------------
              Insurance -- 1.1%
     47,600   Aflac, Inc.                                          2,715,104
                                                                ------------
              Leisure Time -- 5.8%
    221,800   Carnival Corp.                                      10,741,774
     83,000   Harley-Davidson, Inc.                                3,835,430
                                                                ------------
                                                                  14,577,204
                                                                ------------
              Manufacturing -- 0.4%
     30,800   Tyco Electronics, Ltd.                               1,091,244
                                                                ------------
              Media -- 10.5%
     40,310   Liberty Media Corp. - Capital, Series A(b)           5,031,898
    512,700   Time Warner, Inc.                                    9,413,172
    220,700   Viacom, Inc., Class B(b)                             8,600,679
     91,900   Walt Disney Co. (The)                                3,160,441
                                                                ------------
                                                                  26,206,190
                                                                ------------
              Office & Business Equipment -- 1.0%
    144,900   Xerox Corp.(b)                                       2,512,566
                                                                ------------
              Pharmaceuticals -- 1.0%
     49,000   GlaxoSmithKline PLC, Sponsored ADR                $  2,606,800
                                                                ------------
              Restaurants -- 4.7%
    217,400   McDonald's Corp.                                    11,841,778
                                                                ------------
              Retail -- 4.9%
     85,900   Best Buy Co., Inc.(c)                                3,953,118
    202,500   Home Depot, Inc.                                     6,569,100
     71,800   Limited Brands, Inc.(c)                              1,643,502
                                                                ------------
                                                                  12,165,720
                                                                ------------
              Savings & Loans -- 1.6%
    112,400   Washington Mutual, Inc.(c)                           3,968,844
                                                                ------------
              Semiconductors -- 8.8%
    613,200   Intel Corp.                                         15,857,352
    171,000   Texas Instruments, Inc.                              6,256,890
                                                                ------------
                                                                  22,114,242
                                                                ------------
              Telecommunications -- 7.2%
    410,300   Motorola, Inc.                                       7,602,859
    546,000   Sprint Nextel Corp.                                 10,374,000
                                                                ------------
                                                                  17,976,859
                                                                ------------
              Transportation -- 5.6%
     22,600   FedEx Corp.                                          2,367,350
    102,300   Union Pacific Corp.                                 11,566,038
                                                                ------------
                                                                  13,933,388
                                                                ------------
              Total Common Stocks
              (Identified Cost $195,091,338)                     239,105,965
                                                                ------------

  Shares/
 Principal
  Amount
 ---------
Short-Term Investments -- 9.6%

 12,545,142   State Street Securities Lending Quality Trust(d)    12,545,142

$11,357,732   Tri-Party Repurchase Agreement with Fixed Income
              Clearing Corporation, dated 9/28/2007 at 3.750%
              to be repurchased at $11,361,282 on 10/1/2007,
              collateralized by $11,140,000 Federal Home Loan
              Mortgage Corp., 5.550% due 10/4/2016 valued at
              $11,585,600, including accrued interest(e)          11,357,732
                                                                ------------
              Total Short-Term Investments (Identified Cost
              $23,902,874)                                        23,902,874
                                                                ------------
              Total Investments -- 105.2% (Identified Cost
              $218,994,212)(a)                                   263,008,839
              Other assets less liabilities -- (5.2)%            (12,918,417)
                                                                ------------
              Net Assets -- 100%                                $250,090,422
                                                                ============

                                      1

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Harris Associates Large Cap Value Fund -- Portfolio of Investments (continued)

Investments as of September 30, 2007 (Unaudited)

(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

    At September 30, 2007, the net unrealized appreciation on investments based on a cost of $218,994,212 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                  $49,554,000
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost over
      value                                                      (5,539,373)
                                                                -----------
    Net unrealized appreciation                                 $44,014,627
                                                                ===========

    At December 31, 2006, the Fund had a capital loss carryforward of approximately $85,520,313 of which $50,921,004 expires on December 31, 2009, $24,633,843 expires on December 31, 2010 and $9,965,466 expires on
    December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) Non-income producing security.

                                      2

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Harris Associates Large Cap Value Fund -- Portfolio of Investments (continued)

Investments as of September 30, 2007 (Unaudited)

(c) All or a portion of this security was on loan to brokers at September 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2007 were $12,185,525 and $12,545,142, respectively.

(d) Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at September 30, 2007 as a Percentage of Net Assets (unaudited)

       Diversified Financial Services                               13.9%
       Computers                                                    10.8
       Media                                                        10.5
       Semiconductors                                                8.8
       Telecommunications                                            7.2
       Leisure Time                                                  5.8
       Transportation                                                5.6
       Retail                                                        4.9
       Restaurants                                                   4.7
       Banks                                                         4.2
       Health Care - Products                                        2.8
       Aerospace & Defense                                           2.3
       Beverages                                                     2.2
       Athletic Footwear                                             2.0
       Other, less than 2% each                                      9.9

                                      3

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ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Natixis Funds Trust II

                                 By:    /s/ John T. Hailer
                                        ---------------------------------

                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By:    /s/ John T. Hailer
                                        ---------------------------------

                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  November 28, 2007

                                 By:    /s/ Michael C. Kardok
                                        ---------------------------------

                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  November 28, 2007